Contract liabilities and other advances - Additional information (Details) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, upfront	£ 6,236